Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2021
HARBOR TARGET RETIREMENT INCOME FUND
HARBOR TARGET RETIREMENT 2020 FUND
HARBOR TARGET RETIREMENT 2025 FUND
HARBOR TARGET RETIREMENT 2030 FUND
HARBOR TARGET RETIREMENT 2035 FUND
HARBOR TARGET RETIREMENT 2040 FUND
HARBOR TARGET RETIREMENT 2045 FUND
HARBOR TARGET RETIREMENT 2050 FUND
HARBOR TARGET RETIREMENT 2055 FUND
HARBOR TARGET RETIREMENT 2060 FUND
November 18, 2021
As noted in the supplement dated November 5, 2021, Harbor Target Retirement Income Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, Harbor Target Retirement 2055 Fund, and Harbor Target Retirement 2060 Fund (each, a “Fund”) will liquidate on January 14, 2022 (the “Liquidation Date”).
The Funds will remain open until their Liquidation Date.
Investors Should Retain This Supplement For Future Reference
S1121.P.TR